UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 10/29/2010
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:  $161,571,000.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



At&T Inc Com               	Com	00206R102   	288	10062	SOLE
Blackrock Fds In	 		91929109	3946	120445	SOLE
Buffalo USA Glob	  		            	6378	287798	SOLE
Conocophillips C	    	Com	20825C104   	239	4159	SOLE
Exxon Mobil Corp	 	Com	30231G102   	504	8153	SOLE
F5 Networks Inc 	       	Com	            	221	2129	SOLE
Fidelity Magell		 		316184100	295	4707	SOLE
Fmi Common Stoc		     		30249V109   	5943	258629	SOLE
Franklin Custodi	 		353496300	57	26879	SOLE
Franklin Federal	 		            	143	11577	SOLE
Franklin Russell	 		            	375	6934	SOLE
Franklin Russell 		          	  	348	34481	SOLE
General Electric	  	Com	369604103	234	14374	SOLE
Hartford Eq Inc  			416648558	4837	555289	SOLE
Inland American  		Com	            	80	10000	SOLE
Intl Business M		 	Com	459200101	242	1802	SOLE
Ishares Barclay 	  		464287226	1049	9655	SOLE
Ishares Barclays	 		            	15490	142031	SOLE
Ishares Iboxx & 	 		464287242	648	5732	SOLE
Ishares Msci Eaf			464287465	2802	51024	SOLE
Ishares S&P 500 	 		464287309	7738	130343	SOLE
Ishares S&P 500 	 		464287408	4205	77503	SOLE
Ishares S&P Mdc				464287705	7824	110031	SOLE
Ishares S&P Mid		 		464287606	6829	77557	SOLE
Ishares S&P Smal	 		464287887	11171	178820	SOLE
Ishares S&P Smal	 		464287879	4816	77466	SOLE
Ishares Tr Barcl	  		464288679	429	3896	SOLE
Ishares Tr Barcl	   		464288638	775	7150	SOLE
Johnson & Johnso	      	Com	478160104	502	8097	SOLE
Lord Abbett Tax 	 		            	52	10762	SOLE
Newfield Explora	 	Com	651290108	205	3567	SOLE
Pimco Total Retu	    		693391674	11874	1023608	SOLE
Priceline.Com  I	     	Com	741503403	704	2021	SOLE
Royce Fd Low Pri	       		780905808	269	17446	SOLE
Scout Fds Intl F	       		904199403	5514	181188	SOLE
Selected Amern S	 		816221105	3481	91751	SOLE
Selected Amern S 			816221204	264	6956	SOLE
Stratton Fds Inc	 		863137105	3417	79978	SOLE
Templeton Foreig	    		880196209	228	34535	SOLE
Templeton Global	 		880208103	13874	1011997	SOLE
Templeton World 	      		880196100	267	19110	SOLE
Vanguard Bond In	  		921937835	17048	206246	SOLE
Vanguard Tax Exe	 		            	352	22031	SOLE
Vanguard Tax Exe	 		922907704	566	50706	SOLE
Vanguard Tax Exe	 		922907209	1260	90718	SOLE
Verizon Communic	 	Com	92343V104   	252	7725	SOLE
Western Asset Fd	 		957663602	13536	1236187	SOLE







REPORT SUMMARY                47   	DATA RECORDS	161571